Equity Accounted Investees and Joint Operations (Schedule of Composition of Investments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments in equity accounted investees:
Purchase of share capital	₪ 160	₪ 157
Share in losses of equity accounted investees	(18)	(4)
Unrealized earnings and other	(11)	(3)
Investments in equity accounted investees	₪ 131	₪ 150